Stockholders' Equity (Details) - USD ($)								1 Months Ended		3 Months Ended		12 Months Ended
	Dec. 31, 2024	Apr. 19, 2024	Dec. 31, 2022	May 31, 2022	Mar. 31, 2022	Jun. 20, 2019	May 24, 2019	Jul. 31, 2022	Jul. 29, 2022	Apr. 30, 2024	Apr. 30, 2023	Jan. 31, 2024	Jan. 31, 2023	Aug. 04, 2022	Jul. 26, 2022	Jan. 27, 2020	Jun. 25, 2019	Jan. 15, 2016
Stockholders' Equity [Line Items]
Preferred stock, shares authorized										10,000,000		10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)										$ 0.001		$ 0.001	$ 0.001
Per shares of common stock (in Dollars per share)										$ 0.001		$ 0.001	$ 0.001
Common shares authorized										291,666,666		291,666,666	291,666,666
Forward stock split, description												the Company approved a 7-for-6 forward stock split, effective for trading purposes as of August 12, 2022, pursuant to which each shareholder as of the August 15, 2022 record date received one (1) additional share for each six (6) shares held as of the record date.
Shares issued										10,000	10,000	10,000	10,000
Treasury stock value (in Dollars)										$ 32,641	$ 32,641	$ 32,641	$ 32,641
Share per unit										10,959,870		8,859,870	7,833,150
Common stock share purchase										3,560,000
Treasury stock share purchase (in Dollars)				$ 119,006	$ 119,006
Issuance of common stock			33,397	33,397					55,417
Treasury shares and recorded compensation expense (in Dollars)				$ 113,155
Proceed from exercise of warrants (in Dollars)									$ 296,875				$ 296,875
Cancelled shares								1,400,000
Forward stock split										The 7:6 forward stock split was effective for trading purposes on the Nasdaq Capital Market on August 12, 2022.		The 7:6 forward stock split was effective for trading purposes on the Nasdaq Capital Market on August 12, 2022.
Proceeds from equity financing (in Dollars)		$ 8,400,000								$ 8,400,000
Warrant to purchase shares		2
Exercise price per share (in Dollars per share)										$ 1.93		$ 1.93
Warrants [Member]
Stockholders' Equity [Line Items]
Date of issuance		5 years
Minimum [Member]
Stockholders' Equity [Line Items]
Common shares authorized															250,000,000
Increase decreased in authorized common stock														250,000,000
Maximum [Member]
Stockholders' Equity [Line Items]
Common shares authorized															291,666,666
Increase decreased in authorized common stock														291,666,666
Common Stock [Member]
Stockholders' Equity [Line Items]
Common shares authorized													1,026,520
Share per unit		4
Exercise price per share (in Dollars per share)		$ 6.43
Common Stock [Member] | Minimum [Member]
Stockholders' Equity [Line Items]
Increase decreased in authorized common stock																25,000,000
Common Stock [Member] | Maximum [Member]
Stockholders' Equity [Line Items]
Increase decreased in authorized common stock																250,000,000
Treasury Stock, Common [Member]
Stockholders' Equity [Line Items]
Issuance of common stock			25,000
Related Party [Member]
Stockholders' Equity [Line Items]
Proceeds from equity financing (in Dollars)		$ 7,120,000
Preferred Stock [Member]
Stockholders' Equity [Line Items]
Preferred stock, shares authorized																		10,000,000
Preferred stock, par value (in Dollars per share)																		$ 0.001
Series A Preferred Stock [Member]
Stockholders' Equity [Line Items]
Preferred stock consisting						2,500,000	2,500,000
Series A Preferred Stock [Member] | Preferred Stock [Member]
Stockholders' Equity [Line Items]
Preferred stock, shares designated						2,500,000	2,500,000
Common Stock [Member]
Stockholders' Equity [Line Items]
Per shares of common stock (in Dollars per share)																	$ 0.25
Forward stock split										7-for-6 forward stock split
Common Stock [Member] | Minimum [Member]
Stockholders' Equity [Line Items]
Common shares authorized																25,000,000	100,000,000
Common Stock [Member] | Maximum [Member]
Stockholders' Equity [Line Items]
Common shares authorized																250,000,000	25,000,000
Common Stock [Member]
Stockholders' Equity [Line Items]
Common stock share purchase				35,584	35,584
IPO [Member]
Stockholders' Equity [Line Items]
Credit facility (in Dollars)		$ 2,100,000
Forecast [Member]
Stockholders' Equity [Line Items]
Credit facility (in Dollars)	$ 53,436
Issuance (in Dollars)	2,554,423
Loss on extinguishment (in Dollars)	$ 554,423
Forecast [Member] | Common Stock [Member]
Stockholders' Equity [Line Items]
Converted shares	2,000,000
Share per unit	1,026,720